Ordinary shares, preference shares and other equity - Disclosure of AT1 equity instruments (Details) £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Notional contract amount	£ 83,792,768			£ 64,625,859
Total AT1 equity instruments	9,604			10,765
Barclays Bank PLC
Total AT1 equity instruments	14,311			15,472
AT1 equity instruments | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 9,604			10,765
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	5.875%	5.875%	5.875%
Total AT1 equity instruments	£ 0			623
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.00%	8.00%	8.00%
Notional contract amount | $			$ 2,000
Total AT1 equity instruments	£ 0			1,509
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	7.125%	7.125%	7.125%
Total AT1 equity instruments	£ 299			299
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	6.375%	6.375%	6.375%
Total AT1 equity instruments	£ 495			495
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	6.125%	6.125%	6.125%
Notional contract amount | $			$ 1,500
Total AT1 equity instruments	£ 1,134			1,134
AT1 equity instruments | 8.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	8.875%	8.875%	8.875%
Total AT1 equity instruments	£ 1,237			1,237
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.30%	8.30%	8.30%
Notional contract amount | $		$ 450
Total AT1 equity instruments	£ 263			263
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	4.375%	4.375%	4.375%
Notional contract amount | $			$ 1,500
Total AT1 equity instruments	£ 1,072			1,072
AT1 equity instruments | 7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m) | Fixed interest rate | Barclays Bank PLC
Interest rate	7.30%	7.30%	7.30%
Notional contract amount | $		$ 400
Total AT1 equity instruments	£ 247			247
AT1 equity instruments | 9.250% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	9.25%	9.25%	9.25%
Total AT1 equity instruments	£ 866			866
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.00%	8.00%	8.00%
Notional contract amount | $			$ 2,000
Total AT1 equity instruments	£ 1,634			1,634
AT1 equity instruments | 9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m) | Fixed interest rate | Barclays Bank PLC
Interest rate	9.625%	9.625%	9.625%
Notional contract amount | $			$ 1,750
Total AT1 equity instruments	£ 1,386			1,386
AT1 equity instruments | 5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m) | Fixed interest rate | Barclays Bank PLC
Interest rate	5.40%	5.40%	5.40%
Notional contract amount | $		$ 600
Total AT1 equity instruments	£ 352			0
AT1 equity instruments | 8.500% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	8.50%	8.50%	8.50%
Total AT1 equity instruments	£ 619			£ 0